Correction of Error in Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 32,028,679	$ 44,064,955	$ 96,390,475	$ 123,391,681	$ 157,112,281	$ 119,919,169
Cost of Goods Sold	42,452	536,729	383,618	1,640,176	22,989,561	1,424,358
Gross Profit	13,321,505	13,635,892	45,723,648	44,815,935	58,120,974	55,450,812
General and Administrative	28,939,691	42,957,935	89,686,896	150,774,000	200,273,872	239,344,688
Sales and Marketing	127,570	1,047,996	524,209	10,440,773	10,641,912	27,548,784
Depreciation and Amortization	7,950,490	7,476,622	24,837,550	22,351,909	39,953,805	22,055,590
Impairment Expense	1,573,563		2,363,272		239,509,415
Total Expenses	40,149,844	54,293,553	92,984,611	198,811,967	505,563,839	305,491,902
Loss from Operations	(26,828,339)	(40,657,661)	(47,260,963)	(153,996,032)	(447,442,865)	(250,041,090)
Interest Expense	10,114,050	7,136,316	26,574,962	21,313,190	40,425,315	12,381,121
Amortization of Debt Discount and Loan Origination Fees	8,166,700	1,511,085	14,634,267	3,289,863	9,061,967	8,308,751
Change in Fair Value of Derivatives	(1,938,995)	(11,725)	(2,066,495)	(8,041,429)	(8,797,409)	(3,908,722)
Realized and Unrealized Gain on Investment, Assets Held For Sale and Other Assets		(86,124)		(16,600,604)	(16,373,788)	(4,259,000)
Loss on Extinguishment of Debt	6,420,526	11,570,696	17,493,887	43,800,931	44,355,401	1,164,054
Total Other Expenses	22,720,366	19,994,159	56,053,641	43,001,142	67,905,451	12,984,414
Loss from Continuing Operations Before Provision for Income Taxes	(49,548,705)	(60,651,820)	(103,314,604)	(196,997,174)	(515,348,316)	(263,025,504)
Provision for Income Tax Benefit	(32,207,910)	(13,836,022)	2,101,121	(47,088,266)	(39,598,946)	(6,369,046)
Net Loss from Continuing Operations	(17,340,795)	(46,815,798)	(105,415,725)	(149,908,908)	(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes	7,609,983	(5,843,713)	(6,023,429)	(58,797,102)	(50,781,039)	(1,264,196)
Net Loss	(9,730,812)	(52,659,511)	(111,439,154)	(208,706,010)	(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest	3,987,882	(27,687,295)	(26,105,114)	(118,260,518)	(279,266,058)	(188,840,766)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.	$ (13,718,694)	$ (24,972,216)	$ (85,334,040)	$ (90,445,492)	$ (247,264,351)	$ (69,079,888)
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ (0.04)	$ (0.06)	$ (0.18)	$ (0.48)	$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ 0.01	$ (0.02)	$ (0.01)	$ (0.89)	$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted	541,029,620	315,384,911	482,213,951	65,930,969	270,418,842	105,915,105
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue					$ 157,112,281	$ 119,919,169
Cost of Goods Sold					98,991,307	64,468,357
Gross Profit					58,120,974	55,450,812
General and Administrative					200,273,872	239,344,688
Sales and Marketing					10,641,912	27,548,784
Depreciation and Amortization					39,953,805	22,055,590
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration
Impairment Expense
Loss on Disposals of Assets, Restructuring Fees and Other Expenses
Total Expenses					250,869,589	288,949,062
Loss from Operations					(192,748,615)	(233,498,250)
Interest Expense					40,425,315	12,381,121
Interest Income					(766,035)	(701,790)
Amortization of Debt Discount and Loan Origination Fees					9,061,967	8,308,751
Change in Fair Value of Derivatives					(8,797,409)	(3,908,722)
Realized and Unrealized Gain on Investment, Assets Held For Sale and Other Assets					(16,373,788)	(4,259,000)
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration					8,951,801
Impairment Expense					239,509,415
Loss on Disposals of Assets, Restructuring Fees and Other Expenses					50,588,435	16,542,840
Loss on Extinguishment of Debt						1,164,054
Total Other Expenses					322,599,701	29,527,254
Loss from Continuing Operations Before Provision for Income Taxes					(515,348,316)	(263,025,504)
Provision for Income Tax Benefit					39,598,946	6,369,046
Net Loss from Continuing Operations					(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes					(50,781,039)	(1,264,196)
Net Loss					(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest					(279,266,058)	(188,840,766)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.					$ (247,264,351)	$ (69,079,888)
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.					$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises, Inc.					$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted					270,418,842	105,915,105
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue
Cost of Goods Sold
Gross Profit
General and Administrative
Sales and Marketing
Depreciation and Amortization
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration					8,951,801
Impairment Expense					239,509,415
Loss on Disposals of Assets, Restructuring Fees and Other Expenses					6,233,034	16,542,840
Total Expenses					254,694,250	16,542,840
Loss from Operations					(254,694,250)	(16,542,840)
Interest Expense
Interest Income
Amortization of Debt Discount and Loan Origination Fees
Change in Fair Value of Derivatives
Realized and Unrealized Gain on Investment, Assets Held For Sale and Other Assets
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration					(8,951,801)
Impairment Expense					(239,509,415)
Loss on Disposals of Assets, Restructuring Fees and Other Expenses					(50,588,435)	(16,542,840)
Loss on Extinguishment of Debt					44,355,401
Total Other Expenses					(254,694,250)	(16,542,840)
Loss from Continuing Operations Before Provision for Income Taxes
Provision for Income Tax Benefit
Net Loss from Continuing Operations
Net Loss from Discontinued Operations, Net of Taxes
Net Loss
Net Loss Attributable to Non-Controlling Interest
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises, Inc.
Weighted-Average Shares Outstanding - Basic and Diluted
As Corrected [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue					$ 157,112,281	$ 119,919,169
Cost of Goods Sold					98,991,307	64,468,357
Gross Profit					58,120,974	55,450,812
General and Administrative					200,273,872	239,344,688
Sales and Marketing					10,641,912	27,548,784
Depreciation and Amortization					39,953,805	22,055,590
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration					8,951,801
Impairment Expense					239,509,415
Loss on Disposals of Assets, Restructuring Fees and Other Expenses					6,233,034	16,542,840
Total Expenses					505,563,839	305,491,902
Loss from Operations					(447,442,865)	(250,041,090)
Interest Expense					40,425,315	12,381,121
Interest Income					(766,035)	(701,790)
Amortization of Debt Discount and Loan Origination Fees					9,061,967	8,308,751
Change in Fair Value of Derivatives					(8,797,409)	(3,908,722)
Realized and Unrealized Gain on Investment, Assets Held For Sale and Other Assets					(16,373,788)	(4,259,000)
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration
Impairment Expense
Loss on Disposals of Assets, Restructuring Fees and Other Expenses
Loss on Extinguishment of Debt					44,355,401	1,164,054
Total Other Expenses					67,905,451	12,984,414
Loss from Continuing Operations Before Provision for Income Taxes					(515,348,316)	(263,025,504)
Provision for Income Tax Benefit					39,598,946	6,369,046
Net Loss from Continuing Operations					(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes					(50,781,039)	(1,264,196)
Net Loss					(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest					(279,266,058)	(279,266,058)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.					$ (247,264,351)	$ 21,345,404
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.					$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises, Inc.					$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted					270,418,842	105,915,105